Acquisition of subsidiary and finalization of purchase price allocation - Consideration Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jun. 16, 2023
Disclosure of detailed information about business combination [line items]
Deferred Consideration	$ 75,000
CMPL
Disclosure of detailed information about business combination [line items]
Percentage of issued share capital acquired		100.00%
Cash consideration		$ 775,000
Less: working capital and other adjustments		(7,980)
Cash consideration on closing		767,020
Royalty deed		43,130
Deferred Consideration		75,000
Contingent copper consideration		81,000
Glencore rollover shares		100,000
Total		1,066,150
CMPL | Provisional as previously reported
Disclosure of detailed information about business combination [line items]
Cash consideration		775,000
Less: working capital and other adjustments		(4,484)
Cash consideration on closing		770,516
Royalty deed		43,130
Deferred Consideration		75,000
Contingent copper consideration		81,000
Glencore rollover shares		100,000
Total		1,069,646
CMPL | Final working capital adjustment
Disclosure of detailed information about business combination [line items]
Less: working capital and other adjustments		(3,496)
Cash consideration on closing		(3,496)
Total		$ (3,496)